Submission	Feb. 28, 2025
Submission [Line Items]
Central Index Key	0001655050
Registrant Name	BAIN CAPITAL SPECIALTY FINANCE, INC.
Registration File Number	333-265951
Form Type	N-2
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES